Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Rate to Effective Tax Rate
The following table presents a reconciliation of the federal statutory rate of 21.0% to our effective tax rate for the periods presented:

	Year ended December 31,
	2021	2020
U.S. federal tax benefit at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	11.8%	3.5%
Non-deductible expenses and other	(0.3)%	0.3%
Stock-based compensation	(1.1)%	(1.5)%
Research and development credits	1.2%	2.5%
Transaction cost	3.9%	—%
Foreign rate differential	(3.1)%	(4.3)%
Change in valuation allowance, net	(33.4)%	(21.5)%

Effective tax rate	—%	—%

Schedule of Deferred Tax Assets
The Company did not have deferred tax liabilities as of December 31, 2021 and 2020. Significant components of the Company’s deferred tax assets are presented below:

	Year ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$41,856	$17,011
Research and development credit carryforward	4,545	2,810
Stock-based compensation	1,040	51
Property and equipment	178	40
Other accruals	734	464

Gross deferred tax assets	48,353	20,376
Valuation allowance	(48,353)	(20,376)

Total deferred tax assets—net	$—	$—

Reconciliation of Unrecognized Tax Benefits
Unrecognized Tax Benefits
—The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

	Year ended December 31,
	2021	2020
Unrecognized tax benefits as of the beginning of the year	$1,210	$938
Increases (decreases) related to prior year tax provisions	40	(14)
Increase related to current year tax provisions	431	286

Unrecognized tax benefits as of the end of the year	$1,681	$1,210